Share-based compensation - Summary of Options Granted Under The Plan (Detail) - Stock Option [Member]		12 Months Ended
	Jan. 01, 2020 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of options, Beginning balance | shares	6,880,000	8,809,000	9,678,000	6,880,000
Number of options, Granted during the year | shares		3,910,000	1,799,000	7,382,000
Number of options, Forfeit during the year | shares		(2,508,000)	(156,000)	(815,000)
Number of options, Migration to RSU | shares				(2,587,000)
Number of options, Exercised during the year | shares		(497,000)	(2,512,000)	(1,182,000)
Number of options, Ending balance | shares		9,714,000	8,809,000	9,678,000
Number of options, Stock options exercisable as of December 31, 2021 | shares		3,270,000
Weighted Average Exercise Price, Beginning balance	$ 0.71	$ 4.78	$ 2.9	$ 0.71
Weighted Average Exercise Price, Granted during the year		4.39	10.66	10.41
Weighted Average Exercise Price, Forfeit during the year		7.22	8.76	7.79
Weighted Average Exercise Price, Migration to RSU				1.48
Weighted Average Exercise Price, Exercised during the year		1.14	1.44	1.38
Weighted Average Exercise Price, Ending balance		4.18	$ 4.78	$ 2.9
Weighted Average Exercise Price, Stock options exercisable as of December 31, 2021		$ 3.82
Remaining Contractual Terms in Years	5 years 10 days	4 years 4 months 13 days	5 years 4 months 13 days	5 years 7 months 24 days
Remaining Contractual Terms in Years, Stock options exercisable as of December 31, 2021, Remaining Contractual Terms in Years		3 years 11 months 12 days
Weighted Average Grant Date Fair Value, Beginning balance	$ 0.5	$ 1.58	$ 0.68	$ 0.5
Weighted Average Grant Date Fair Value, Granted during the year		1.98	5.1	5.01
Weighted Average Grant Date Fair Value, Forfeit during the year		3.19	4.44	4.11
Weighted Average Grant Date Fair Value, Migration to RSU				1.48
Weighted Average Grant Date Fair Value, Exercised during the year		0.46	0.44	0.42
Weighted Average Grant Date Fair Value, Ending balance		1.41	$ 1.58	$ 0.68
Weighted Average Grant Date Fair Value, Stock options exercisable as of December 31, 2021, Weighted Average Grant Date Fair Value		$ 1.07
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Share Options Granted Activity Share Based Payment Arrangement [Line Items]
Number of options, Beginning balance | shares		23,570	0
Number of options, Granted during the year | shares		0	23,570
Number of options, Forfeit during the year | shares		(15,150)	0
Number of options, Exercised during the year | shares		0	0
Number of options, Ending balance | shares		8,420	23,570	0
Number of options, Stock options exercisable as of December 31, 2021 | shares		6,310
Weighted Average Exercise Price, Beginning balance		$ 12.37	$ 0
Weighted Average Exercise Price, Granted during the year		0	12.37
Weighted Average Exercise Price, Forfeit during the year		12.78	0
Weighted Average Exercise Price, Exercised during the year		0	0
Weighted Average Exercise Price, Ending balance		13.48	$ 12.37	$ 0
Weighted Average Exercise Price, Stock options exercisable as of December 31, 2021		$ 13.48
Remaining Contractual Terms in Years		5 years 4 months 6 days	6 years 4 months 6 days
Remaining Contractual Terms in Years, Stock options exercisable as of December 31, 2021, Remaining Contractual Terms in Years		5 years 4 months 6 days
Weighted Average Grant Date Fair Value, Beginning balance		$ 5.47	$ 0
Weighted Average Grant Date Fair Value, Granted during the year		0	5.47
Weighted Average Grant Date Fair Value, Forfeit during the year		5.82	0
Weighted Average Grant Date Fair Value, Exercised during the year		0	0
Weighted Average Grant Date Fair Value, Ending balance		5.66	$ 5.47	$ 0
Weighted Average Grant Date Fair Value, Stock options exercisable as of December 31, 2021, Weighted Average Grant Date Fair Value		$ 5.49